SHARE CAPITAL AND RESERVES (Details 2) - $ / shares	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Risk-free interest rate	0.41%	0.47%	1.82%
Expected life	5 years	5 years	5 years
Volatility	105.00%	103.00%	92.00%
Weighted average fair value per option	$ 1.18	$ 1.37	$ 1.87